Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information [Abstract]
Schedule of Supplemental Cash Flow Information
	Fifteen months ended December 31, 2025	Twelve months ended September 30, 2024
Non-cash investing and financing activities:
Reclassification of commitment to issue shares	$(46,319)	$–
Fair value reversal for expiry of stock options	(172,806)	(291,893)
Accrued share issuance costs	(45,419)	–
	$(264,544)	$(291,893)